CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues
Third parties	$ 1,134.2	$ 308.1	$ 241.1
Related parties	666.6	465.0	289.0
Total net revenues	1,800.8	773.1	530.1
Cost of revenues
Third parties	923.8	260.3	205.4
Related parties	543.0	392.9	246.3
Total cost of revenues	1,466.8	653.2	451.7
Gross profit	334.0	119.9	78.4
Operating expenses:
Selling expenses	94.1	31.6	32.6
General and administrative expenses	91.7	48.0	48.5
Research and development expenses	48.3	$ 27.4	$ 30.8
Restructuring charges	22.0
Total operating expenses	256.1	$ 107.0	$ 111.9
Operating income (loss)	77.9	12.9	(33.5)
Interest expense	(66.9)	(18.1)	(16.6)
Interest income	10.9	1.7	0.5
Exchange gains (losses)	(23.6)	7.0	$ 2.0
Changes in fair value of derivative contracts	9.6	$ 0.9
Investment loss	(1.3)
Share of losses of equity method investments	(0.6)
Reversal of litigation accruals	48.5
Other income (expense) - net	(0.6)
Income (loss) before income taxes	53.9	$ 4.4	$ (47.6)
Income tax expenses	10.1	1.4	0.4
Net income (loss)	$ 43.8	$ 3.0	$ (48.0)
Net income (loss) loss per share:
Basic	$ 0.01	$ 0.00	$ (0.03)
Diluted	$ 0.01	$ 0.00	$ (0.03)
Number of shares used in computation of net income (loss) per share:
Basic	4,120,369,328	3,701,145,330	1,693,522,340
Diluted	4,120,689,668	3,701,145,330	1,693,522,340
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	$ (34.6)	$ (40.6)	$ 1.2
Comprehensive income (loss) attributable to Hanwha Q CELLS Co., Ltd.'s shareholders	$ 9.2	$ (37.6)	$ (46.8)